Earning per unit and cash distributions - Calculation of basic and diluted earnings per unit (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net income	$ 59,995	$ 63,145	$ 52,741
Adjustment for:
Preferred unitholders' interest in net income	15,508	14,802	13,850
Limited partners' interest in net income	44,487	48,343	38,891
Less: Dividends paid or to be paid	(16,080)	(60,222)	(60,149)
Under (over) distributed earnings attributable to:
Distributed Earnings	28,407	(11,879)	(21,258)
Common units public [Member]
Under (over) distributed earnings attributable to:
Distributed Earnings	$ 15,420	$ (6,437)	$ (11,514)
Basic weighted average units outstanding
Weighted Average Number of Shares Outstanding, Basic	18,106	18,034	17,986
Diluted weighted average units outstanding
Weighted Average Number of Shares Outstanding, Diluted	18,117	18,037	17,995
Earnings per unit:
Earnings per share, basic	$ 1.32	$ 1.40	$ 1.12
Earnings per share, diluted	$ 1.32	$ 1.40	$ 1.12
Common Units Hegh LNG [Member]
Under (over) distributed earnings attributable to:
Distributed Earnings	$ 12,987	$ (5,442)	$ (3,211)
Basic weighted average units outstanding
Weighted Average Number of Shares Outstanding, Basic	15,257	15,257	7,039
Diluted weighted average units outstanding
Weighted Average Number of Shares Outstanding, Diluted	15,257	15,257	7,039
Earnings per unit:
Earnings per share, basic	$ 1.35	$ 1.51	$ 1.84
Earnings per share, diluted	1.35	1.51	$ 1.84
Subordinated Units Hoegh LNG [Member]
Under (over) distributed earnings attributable to:
Distributed Earnings			$ (6,533)
Basic weighted average units outstanding
Weighted Average Number of Shares Outstanding, Basic			8,218
Diluted weighted average units outstanding
Weighted Average Number of Shares Outstanding, Diluted			8,218
Earnings per unit:
Earnings per share, basic	0.00	0.00	$ 0.70
Earnings per share, diluted	$ 0.00	$ 0.00	$ 0.70